Prepayments and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets
Security deposits	$ 2,101	$ 2,420
Prepayments	9,787	11,373
Total current	11,888	13,793
Non-current assets
Security deposits	17,459	0
Total prepayments and other assets	$ 29,347	$ 13,793